Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0001828108
Registrant Name	Aurora Innovation, Inc.
Registration File Number	333-284133
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES